Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Plan’s interest in the Diageo North America, Inc. Master Trust, at fair value	$ 15,565,299	$ 13,177,617
Notes receivable from participants	719,186	639,452
Net assets available for benefits	$ 16,284,485	$ 13,817,069